Financial Assets and Liabilities - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Jun. 30, 2020
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,981	$ 1,871
Financial liabilities at fair value through profit or loss:
Contingent consideration	26,279	45,166
Total Financial Liabilities	26,279	45,166
Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,981	1,871
Financial liabilities at fair value through profit or loss:
Contingent consideration	26,279	45,166
Total Financial Liabilities	26,279	45,166
Equity Securities
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,981	1,871
Equity Securities | Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,981	$ 1,871